COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Monthly installment payments in year1	$ 2,125
Monthly installment payments in year2	2,208
Monthly installment payments in year3	2,292
Total future contractual obligation	$ 79,500